DECOMMISSIONING LIABILITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
DECOMMISSIONING LIABILITIES [Text Block]
20. DECOMMISSIONING LIABILITIES

The Company has an obligation to undertake decommissioning, restoration, rehabilitation and environmental work when environmental disturbance is caused by the development and ongoing production of a mining operation. Movements in decommissioning liabilities during the year ended December 31, 2017 and 2016 are allocated as follow:

	Santa Elena	La Encantada	La Parrilla	Del Toro	San Martin	La Guitarra	La Luz	Total
Balance at December 31, 2015	$2,622	$3,625	$2,114	$2,757	$2,434	$1,625	$415	$15,592
Movements during the year:
Change in rehabilitation provision	(202)	(446)	54	(567)	(860)	(342)	(106)	(2,469)
Interest or accretion expense	139	200	128	146	135	82	—	830
Foreign exchange gain	(452)	(626)	(366)	(475)	(420)	(255)	(44)	(2,638)
Balance at December 31, 2016	$2,107	$2,753	$1,930	$1,861	$1,289	$1,110	$265	$11,315
Movements during the year:
Change in rehabilitation provision	356	210	823	445	1,028	458	—	3,320
Interest or accretion expense	176	235	166	159	116	83	—	935
Foreign exchange loss	91	119	83	80	55	41	37	506
Balance at December 31, 2017	$2,730	$3,317	$3,002	$2,545	$2,488	$1,692	$302	$16,076

A provision for decommissioning liabilities is estimated based on management’s interpretation of current regulatory requirements and is recognized at the present value of such costs. The expected timing of cash flows in respect of the provision is based on the estimated life of the mining operations. The discount rate is a risk-free rate determined based on Mexican pesos default swap rates ranging between 7.8% to 8.2% (2016 - 7.6% to 8.3%) for the respective estimated life of the operations.

The inflation rate used is based on historical Mexican inflation rate of 3.8% (2016 - 3.5%). The present value of reclamation liabilities may be subject to change based on changes to cost estimates, remediation technologies or applicable laws and regulations. Changes in decommissioning liabilities are recorded against mining interests.